Earnings Per Share (Details) - shares		12 Months Ended
	Feb. 23, 2024	Dec. 31, 2025	Dec. 31, 2024
Earnings Per Share [Line Items]
Number of ordinary shares held in escrow account	13,000,000	13,000,000	13,000,000
Unvested Shares [Member]
Earnings Per Share [Line Items]
Number of unvested shares			13,000,000